PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	June 30, 2023	June 30, 2022
Production equipment	$30,348	$—
Leasehold improvements	20,069	—
Other equipment	27,411	—
Construction in progress (CIP)	646,116	391,408
Gross property and equipment	723,944	391,408
Less: accumulated depreciation and amortization	(33,769)	—
Property and equipment, net	$690,175	$391,408

The Company recorded an expense of $33,769 in relation to the depreciation of property and equipment for the year ended June 30, 2023. There was no depreciation of property and equipment during the year ended June 30, 2022.

During the years ended June 30, 2023 and 2022, the Company incurred a cost of $509,416 and $782,816, respectively, towards the construction of a building at the University of Newcastle. The Australian government reimbursed the Company for 50% of the incurred costs. Therefore, the Company has recorded the CIP as net of reimbursement received as of June 30, 2023 and 2022.

The following table summarizes the amount of CIP recorded in property and equipment, net on the consolidated balance sheets:

	June 30, 2023	June 30, 2022
Investments in construction in progress	$1,292,232	$782,816
Less: 50% contributed under government grant	(646,116)	(391,408)
Gross property and equipment	$646,116	$391,408